Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 159.0	$ 2,259.4
Financial assets at FVTOCI, investments in equity and debt instruments	125,407.2	126,963.4
Financial assets at FVTOCI	129,607.1	129,918.7
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	5,887.9	4,514.9	$ 4,208.9	$ 3,910.7
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	129,607.1	129,918.7
Measured at fair value on a recurring basis [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	4,199.9	2,955.3
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	21,456.8	13,329.2
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	102,262.4	112,074.6
Measured at fair value on a recurring basis [member] | Level 2 [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	4,199.9	2,955.3
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	5,887.9	4,514.9
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	159.0	2,259.4
Financial liabilities at FVTPL, Held for trading	681.9	94.1
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	159.0	2,259.4
Financial liabilities at FVTPL, Held for trading	681.9	94.1
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	57,253.2	56,593.6
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	57,253.2	56,593.6
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	32,070.1	43,977.1
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	32,070.1	43,977.1
Measured at fair value on a recurring basis [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	8,660.4	8,368.3
Measured at fair value on a recurring basis [member] | Asset-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	8,660.4	8,368.3
Measured at fair value on a recurring basis [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	21,345.8	13,459.5
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	21,267.0	13,279.2
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	78.8	180.3
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	189.8	50.0
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	189.8	50.0
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		0.1
Hedging derivative financial liabilities	9.6	1.2
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		0.1
Hedging derivative financial liabilities	9.6	1.2
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	5,887.9	4,514.9
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	5,887.9	$ 4,514.9
Measured at fair value on a recurring basis [member] | Forward interest rate contracts | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	13.5
Measured at fair value on a recurring basis [member] | Forward interest rate contracts | Level 2 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	$ 13.5